UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Joseph R Monk	Mark Greer
State Farm One State Farm Plaza Bloomington, IL 61710-0001	Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2021

Date of reporting period: 7/1/2021 to 6/30/2022

Item 1. PROXY VOTING RECORD

Fund	Meeting Date	Company Name	Ticker	CUSIP	Description	Proposed by Issuer	Voted by Fund	Voted For	Voted with Mgmt
Growth Fund	10/12/2021	The Procter & Gamble Company	PG	742718109	Elect Board of Directors	Yes	Yes	Yes	Yes

Growth Fund	10/12/2021	The Procter & Gamble Company	PG	742718109	Ratify Deloitte & Touche LLP as independent public accounting firm	Yes	Yes	Yes	Yes

Growth Fund	10/12/2021	The Procter & Gamble Company	PG	742718109	Approve executive compensation	Yes	Yes	Yes	Yes

Growth Fund	10/12/2021	The Procter & Gamble Company	PG	742718109	Shareholder proposal - inclusion of non-management employees on Director Nominee Candidate lists	No	Yes	No	Yes

Fund	Meeting Date	Company Name	Ticker	CUSIP	Description	Proposed by Issuer	Voted by Fund	Voted For	Voted with Mgmt
Balanced Fund	10/12/2021	The Procter & Gamble Company	PG	742718109	Elect Board of Directors	Yes	Yes	Yes	Yes

Balanced Fund	10/12/2021	The Procter & Gamble Company	PG	742718109	Ratify Deloitte & Touche LLP as independent public accounting firm	Yes	Yes	Yes	Yes

Balanced Fund	10/12/2021	The Procter & Gamble Company	PG	742718109	Approve executive compensation	Yes	Yes	Yes	Yes

Balanced Fund	10/12/2021	The Procter & Gamble Company	PG	742718109	Shareholder proposal - inclusion of non-management employees on Director Nominee Candidate lists	No	Yes	No	Yes

The following funds of the State Farm Associates’ Funds Trust did not receive any proxy solicitations for the period:

State Farm Interim Fund

State Farm Municipal Bond Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE FARM ASSOCIATES’ FUNDS TRUST

By:	/s/ Joseph R. Monk, President
Joseph R. Monk, President

Date: July 25, 2022